UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23181

DAVIS FUNDAMENTAL ETF TRUST
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: October 31, 2023
Date of reporting period: April 30, 2023

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Davis ETFs

Davis Select U.S. Equity ETF | DUSA
Davis Select International ETF | DINT
Davis Select Worldwide ETF | DWLD
Davis Select Financial ETF | DFNL

(part of Davis Fundamental ETF Trust)

April 30, 2023

SEMI-ANNUAL REPORT

DAVIS FUNDAMENTAL ETF TRUST	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Fundamental ETF Trust (the “Funds”) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

The views in this report were as of April 30, 2023 and may not necessarily reflect the same views on the date this report is first published or any time thereafter. These views are intended to help shareholders in understanding the Funds’ investment methodology and do not constitute investment advice.

Shares of the Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisetfs.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisetfs.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Funds file their complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Funds’ Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Funds’ website at www.davisetfs.com, and on the SEC’s website at www.sec.gov. A list of the Funds’ daily holdings is also available at www.davisetfs.com.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT U.S. EQUITY ETF

Performance Overview

Davis Select U.S. Equity ETF’s net asset value and market price returns1 (12.67% and 12.47%, respectively) outperformed the 8.63% return of the Standard & Poor’s 500® Index (“S&P 500®” or the “Index”) for the six-month period ended April 30, 2023 (the “period”).

Index Overview

S&P 500®
•	Strongest performing sectors[2]
-	Communication Services (+23%), Information Technology (+19%), and Materials (+10%)
•	Weakest performing sectors
-	Energy (-3%), Financials (flat return), and Health Care (+1%)

Contributors3 to Performance

•	Communication Services - outperformed the Index sector (+66% vs +23%) and overweight (average weighting 15% vs 8%)
-	Meta Platforms[4] (+158%) and Alphabet (+14%) - two largest individual contributors

•	Financials - outperformed the Index sector (+3% vs flat return)
-	Berkshire Hathaway (+11%), Ping An Insurance (+81%), AIA Group (+43%), and Markel (+13%)

•	Consumer Discretionary - outperformed the Index sector (+9% vs +3%) and underweight (average weighting 9% vs 10%)

•	No exposure in Energy, the weakest performing sector of the S&P 500®

•	Individual holdings
-	Teck Resources (+55%), Applied Materials (+29%), Owens Corning (+26%), and Samsung Electronics (+19%)

•	Foreign exposure - 17% average weighting and outperformed the Fund’s U.S. holdings (+27% vs +10%)

Detractors from Performance

•	Significantly overweight in Financials sector - (average weighting 53% vs 13%)
-	Wells Fargo (-12%), U.S. Bancorp (-17%), Capital One Financial (-7%), and Bank of America (-18%)

•	Significantly underweight in Information Technology sector - (average weighting 7% vs 26%)

•	Health Care - underperformed the Index sector (-12% vs +1%)
-	Cigna Group (-21%) - largest individual detractor
-	Viatris (-6%) and Quest Diagnostics (-2%)

•	Individual Consumer Discretionary holding
-	JD.com (-3%)

Davis Select U.S. Equity ETF’s investment objective is long-term capital growth and capital preservation. There can be no assurance that the Fund will achieve its objective. Davis Select U.S. Equity ETF’s principal risks are: stock market risk, common stock risk, market trading risk, exchange-traded fund risk, focused portfolio risk, financial services risk, foreign country risk, headline risk, large-capitalization companies risk, manager risk, authorized participant concentration risk, cybersecurity risk, depositary receipts risk, fees and expenses risk, foreign currency risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Davis Select U.S. Equity ETF focuses its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended April 30, 2023, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, April 30, 2023, unless otherwise noted.
[1]	The net asset value return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined.
[2]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[3]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
Management’s Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance - (Continued)
DAVIS SELECT U.S. EQUITY ETF

Comparison of a $10,000 investment in Davis Select U.S. Equity ETF (DUSA) versus the
Standard & Poor’s 500® Index for an investment made at NAV on January 11, 2017

S&P 500®
DUSA - NAV
S&P 500®
$20,517
DUSA
$15,756
$23,000
$21,000
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
01/11/17
04/30/17
04/30/18
04/30/19
04/30/20
04/30/21
04/30/22
04/30/23

Average Annual Total Return for periods ended April 30, 2023

Fund & Benchmark Index	1-Year	5-Year	Since Fund’s Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DUSA - Net Asset Value (NAV)	0.28%	6.11%	7.48%	0.61%	0.61%
DUSA - Market Price	0.07%	5.97%	7.47%	0.61%	0.61%
S&P 500® Index	2.66%	11.44%	12.08%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for periods ended March 31, 2023

	1-Year	5-Year	Since Fund’s Inception (01/11/17)
DUSA - Net Asset Value (NAV)	(12.30)%	5.82%	7.02%
DUSA - Market Price	(12.74)%	5.68%	6.98%

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT FINANCIAL ETF

Performance Overview

Davis Select Financial ETF’s net asset value and market price returns1 (0.65% and 0.53%, respectively) outperformed the -1.15% return of the S&P 500® Financials Index (the “Index”) for the six-month period ended April 30, 2023 (the “period”).

Index Overview

S&P 500® Financials Index
•	Strongest performing industries[2]
-	Financial Services (+9%), Consumer Finance (+2%), and Capital Markets (+2%)
•	Weakest performing industries
-	Banks (-11%) and Insurance (+1%)

Contributors3 to Performance

•	Capital Markets - outperformed the Index industry (+15% vs +2%)
-	Julius Baer Group[4] (+56%) - largest individual contributor

•	Insurance - outperformed the Index industry (+8% vs +1%) and underweight (average weighting 18% vs 20%)
-	Markel (+13%) and Ping An Insurance (+81%)

•	Individual Bank holdings
-	Danske Bank (+31%), JPMorgan Chase (+11%), and DBS Group Holdings (+6%)

•	Holdings from other industries within Financials
-	Berkshire Hathaway (+11%), Rocket Companies (+29%), and American Express (+9%)

•	Select non-financial company
-	Prosus (+72%)

Detractors from Performance

•	Significantly overweight in Banks - (average weighting 45% vs 31%)
-	Fifth Third Bancorp (-25%), U.S. Bancorp (-17%), PNC Financial (-18%), Bank of America (-18%),
and Wells Fargo (-12%) - five largest individual detractors
-	Bank of N.T. Butterfield (-24%), M&T Bank (-24%), and Truist Financial (-26%)

•	Underweight in Financials Services - (average weighting 9% vs 19%)

•	Consumer Finance - underperformed the Index industry (-2% vs +2%)
-	Capital One Financial (-7%)

•	Individual holding from Capital Markets
-	Charles Schwab (-34%)

Davis Select Financial ETF’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select Financial ETF’s principal risks are: stock market risk, common stock risk, market trading risk, exchange-traded fund risk, financial services risk, credit risk, interest rate sensitivity risk, focused portfolio risk, headline risk, foreign country risk, large-capitalization companies risk, manager risk, authorized participant concentration risk, cybersecurity risk, depositary receipts risk, fees and expenses risk, foreign currency risk, emerging market risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.

Davis Select Financial ETF concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.

Davis Select Financial ETF focuses its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of its more focused portfolio.

Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended April 30, 2023, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, April 30, 2023, unless otherwise noted.
[1]	The net asset value return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined.
[2]	The companies included in the S&P 500® Financials Index are divided into five industries. One or more sub-industries make up an industry.
[3]
A company’s or industry’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
Management’s Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance - (Continued)
DAVIS SELECT FINANCIAL ETF

Comparison of a $10,000 investment in Davis Select Financial ETF (DFNL) versus the
Standard & Poor’s 500® Financials Index for an investment made at NAV on January 11, 2017

Average Annual Total Return for periods ended April 30, 2023

Fund & Benchmark Index	1-Year	5-Year	Since Fund’s Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DFNL - Net Asset Value (NAV)	(2.25)%	4.75%	6.82%	0.64%	0.64%
DFNL - Market Price	(2.27)%	4.65%	6.82%	0.64%	0.64%
S&P 500® Financials Index	(1.82)%	6.15%	7.78%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. The S&P 500® Financials Index comprises those companies included in the Standard & Poor’s 500® Index that are classified as members of the GICS® Financials sector. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for periods ended March 31, 2023

	1-Year	5-Year	Since Fund’s Inception (01/11/17)
DFNL - Net Asset Value (NAV)	(12.87)%	4.32%	6.55%
DFNL - Market Price	(13.09)%	4.22%	6.52%

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT WORLDWIDE ETF

Performance Overview

Davis Select Worldwide ETF’s net asset value and market price returns1 (24.08% and 23.91%, respectively) outperformed the 12.68% return of the Morgan Stanley Capital International All Country World Index (“MSCI” or the “Index”) for the six-month period ended April 30, 2023 (the “period”).

Index Overview

MSCI
•	Strongest performing sectors[2]
-	Communication Services (+24%), Information Technology (+18%), and Materials (+17%)
•	Weakest performing sectors
-	Energy (+1%), Health Care (+7%), and Financials (+8%)

Contributors3 to Performance

•	Communication Services - outperformed the Index sector (+73% vs +24%) and overweight (average weighting 13% vs 7%)
-	Meta Platforms[4] (+158%) - largest individual contributor

•	Financials - outperformed the Index sector (+20% vs +8%)
-	Ping An Insurance (+81%), Julius Baer Group (+56%), Danske Bank (+31%), and AIA Group (+43%)

•	Consumer Discretionary - outperformed the Index sector (+27% vs +13%) and overweight (average weighting 20% vs 11%)
-	Prosus (+72%), Alibaba (+49%), and Naspers (+73%)
-	Alibaba - no longer a Fund holding

•	No exposure in Energy, the weakest performing sector of the MSCI

•	Individual holdings
-	Teck Resources (+55%) and Samsung Electronics (+19%)

•	China Exposure - (+29%) and average weighting of 19% vs 4% for the Index

Detractors from Performance

•	Significantly overweight in Financials sector - (average weighting 42% vs 16%)
-	Wells Fargo (-12%) - largest individual detractor
-	Bank of N.T. Butterfield (-24%) and Capital One Financial (-7%)
•	Information Technology - underperformed the Index sector (+11% vs +18%) and underweight (average weighting 12% vs 20%)
-	Clear Secure (-10%) and Hollysys Automation Technologies (flat return)

•	Health Care - underperformed the Index sector (-13% vs +7%)
-	Cigna Group (-21%) and Viatris (-6%)

•	Individual holdings
-	Darling Ingredients (-24%), JD.com (-3%), and Coupang (-3%)

Davis Select Worldwide ETF’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select Worldwide ETF’s principal risks are: stock market risk, common stock risk, market trading risk, exchange-traded fund risk, foreign country risk, exposure to industry or sector risk, China risk-generally, headline risk, foreign market risk, large-capitalization companies risk, manager risk, authorized participant concentration risk, cybersecurity risk, emerging market risk, depositary receipts risk, fees and expenses risk, foreign currency risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended April 30, 2023, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, April 30, 2023, unless otherwise noted.
[1]	The net asset value return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined.
[2]
The companies included in the Morgan Stanley Capital International All Country World Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[3]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
Management’s Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance - (Continued)
DAVIS SELECT WORLDWIDE ETF

Comparison of a $10,000 investment in Davis Select Worldwide ETF (DWLD) versus the
Morgan Stanley Capital International All Country World Index (MSCI ACWI®)
for an investment made at NAV on January 11, 2017

MSCI ACWI®
DWLD - NAV
$21,000
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
01/11/17
04/30/17
04/30/18
04/30/19
04/30/20
04/30/21
04/30/22
04/30/23
MSCI ACWI® $17,116
DWLD $14,663

Average Annual Total Return for periods ended April 30, 2023

Fund & Benchmark Index	1-Year	5-Year	Since Fund’s Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DWLD - Net Asset Value (NAV)	9.16%	2.45%	6.26%	0.63%	0.63%
DWLD - Market Price	9.14%	2.41%	6.26%	0.63%	0.63%
MSCI ACWI®	2.06%	7.03%	8.90%

The MSCI ACWI® is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.

The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for periods ended March 31, 2023

	1-Year	5-Year	Since Fund’s Inception (01/11/17)
DWLD - Net Asset Value (NAV)	(2.47)%	2.12%	5.91%
DWLD - Market Price	(2.42)%	2.05%	5.91%

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT INTERNATIONAL ETF

Performance Overview

Davis Select International ETF’s net asset value and market price returns1 (27.29% and 27.78%, respectively) outperformed the 20.65% return of the Morgan Stanley Capital International All Country World Index ex USA (“MSCI” or the “Index”) for the six-month period ended April 30, 2023 (the “period”).

Index Overview

MSCI
•	Strongest performing sectors[2]
-	Consumer Discretionary (+30%), Communication Services (+28%), and Industrials (+24%)
•	Weakest performing sectors
-	Energy (+9%), Financials (+17%), and Real Estate (+18%)

Contributors3 to Performance

•	Financials - outperformed the Index sector (+24% vs +17%)
-	Ping An Insurance[4] (+81%) - largest individual contributor
-	Julius Baer Group (+56%), Danske Bank (+31%), and AIA Group (+43%)

•	Consumer Discretionary - outperformed the Index sector (+32% vs +30%) and significantly overweight (average weighting 28% vs 12%)
-	Prosus (+72%), Naspers (+73%), and Alibaba (+33%)

•	Communication Services - outperformed the Index sector (+82% vs +28%)
-	Baidu (+58%)

•	Industrials - outperformed the Index sector (+33% vs +24%)

•	No exposure in Energy, the weakest performing sector of the MSCI

•	Individual holdings
-	Teck Resources (+55%) and Tokyo Electron (+30%)

•	China Exposure - (+33%) and average weighting of 28% vs 9% for the Index

Detractors from Performance

•	Information Technology - underperformed the Index Sector (+16% vs +22%)
-	Hollysys Automation Technologies (flat return)

•	Overweight in Financials sector - (average weighting 38% vs 21%)
-	Bank of N.T. Butterfield (-24%) - largest individual detractor

•	Repurchase agreement position (cash) in a strong market environment (3% average position)

•	Individual Consumer Discretionary holdings
-	JD.com (-3%) and Meituan (+7%)
-	Meituan - stock price decreased in second half of period after additional shares were purchased

Davis Select International ETF’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select International ETF’s principal risks are: stock market risk, common stock risk, market trading risk, exchange-traded fund risk, foreign country risk, exposure to industry or sector risk, China risk-generally, headline risk, foreign market risk, large-capitalization companies risk, manager risk, authorized participant concentration risk, cybersecurity risk, emerging market risk, depositary receipts risk, fees and expenses risk, foreign currency risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended April 30, 2023, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, April 30, 2023, unless otherwise noted.
[1]	The net asset value return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined.
[2]
The companies included in the Morgan Stanley Capital International All Country World Index ex USA are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[3]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
Management’s Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance - (Continued)
DAVIS SELECT INTERNATIONAL ETF

Comparison of a $10,000 investment in Davis Select International ETF (DINT) versus the
Morgan Stanley Capital International All Country World Index ex USA (MSCI ACWI® ex USA)
for an investment made at NAV on March 1, 2018

Average Annual Total Return for periods ended April 30, 2023

Fund & Benchmark Index	1-Year	5-Year	Since Fund’s Inception (03/01/18)	Gross Expense Ratio	Net Expense Ratio
DINT - Net Asset Value (NAV)	12.26%	(0.26)%	(0.34)%	0.66%	0.66%
DINT - Market Price	12.46%	(0.27)%	(0.28)%	0.66%	0.66%
MSCI ACWI® ex USA	3.05%	2.50%	2.59%

The MSCI ACWI® ex USA is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.

The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for periods ended March 31, 2023

	1-Year	5-Year	Since Fund’s Inception (03/01/18)
DINT - Net Asset Value (NAV)	4.71%	(0.02)%	(0.30)%
DINT - Market Price	4.63%	(0.18)%	(0.29)%

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT U.S. EQUITY ETF	April 30, 2023 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 04/30/23 Net Assets)		(% of 04/30/23 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	80.73%	Financial Services	23.68%	7.73%
Common Stock (Foreign)	15.66%	Banks	19.60%	3.17%
Short-Term Investments	3.64%	Media & Entertainment	15.14%	7.20%
Other Assets & Liabilities	(0.03)%	Health Care	10.38%	14.41%
	100.00%	Consumer Discretionary Distribution & Retail	9.78%	5.14%
		Information Technology	7.82%	25.74%
		Insurance	7.54%	2.20%
		Capital Goods	3.45%	5.57%
		Materials	2.61%	2.60%
		Energy	–	4.69%
		Food, Beverage & Tobacco	–	3.73%
		Other	–	17.82%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 04/30/23 Net Assets)

Meta Platforms, Inc., Class A	Media & Entertainment	10.57%
Berkshire Hathaway Inc., Class B	Financial Services	10.55%
Capital One Financial Corp.	Consumer Finance	7.91%
Amazon.com, Inc.	Consumer Discretionary Distribution & Retail	6.99%
Wells Fargo & Co.	Banks	5.75%
Alphabet Inc., Class C	Media & Entertainment	4.03%
Markel Corp.	Property & Casualty Insurance	4.01%
Viatris Inc.	Pharmaceuticals, Biotechnology & Life Sciences	3.92%
Cigna Group	Health Care Equipment & Services	3.90%
DBS Group Holdings Ltd.	Banks	3.63%

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT FINANCIAL ETF	April 30, 2023 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 04/30/23 Net Assets)		(% of 04/30/23 Stock Holdings)

			Fund	S&P 500® Financials
Common Stock (U.S.)	75.60%	Banks	43.93%	24.19%
Common Stock (Foreign)	22.90%	Insurance	18.15%	16.82%
Short-Term Investments	1.16%	Capital Markets	15.05%	21.32%
Other Assets & Liabilities	0.34%	Consumer Finance	11.55%	3.80%
	100.00%	Financial Services	9.90%	33.87%
		Consumer Discretionary Distribution & Retail	1.42%	–
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 04/30/23 Net Assets)

Berkshire Hathaway Inc., Class B	Financial Services	7.56%
Capital One Financial Corp.	Consumer Finance	7.24%
Julius Baer Group Ltd.	Capital Markets	6.98%
Markel Corp.	Property & Casualty Insurance	6.14%
Chubb Ltd.	Property & Casualty Insurance	5.68%
JPMorgan Chase & Co.	Banks	5.64%
Wells Fargo & Co.	Banks	5.04%
Bank of New York Mellon Corp.	Capital Markets	4.87%
DBS Group Holdings Ltd.	Banks	4.82%
U.S. Bancorp	Banks	4.73%

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT WORLDWIDE ETF	April 30, 2023 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 04/30/23 Net Assets)		(% of 04/30/23 Stock Holdings)

				MSCI
			Fund	ACWI®
Common Stock (Foreign)	55.07%	Banks	17.70%	6.64%
Common Stock (U.S.)	42.47%	Media & Entertainment	15.06%	5.53%
Short-Term Investments	2.41%	Consumer Discretionary Distribution & Retail	14.31%	4.14%
Other Assets & Liabilities	0.05%	Financial Services	14.11%	6.05%
	100.00%	Information Technology	12.18%	19.92%
		Insurance	9.21%	3.22%
		Consumer Services	5.23%	2.20%
		Health Care	4.48%	12.56%
		Materials	4.07%	4.80%
		Capital Goods	1.54%	6.95%
		Consumer Durables & Apparel	1.13%	2.03%
		Food, Beverage & Tobacco	0.98%	4.29%
		Other	–	21.67%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 04/30/23 Stock Holdings)		(% of Fund’s 04/30/23 Net Assets)

United States	43.55%	Meta Platforms, Inc., Class A	8.83%
China	17.47%	Danske Bank A/S	6.11%
Denmark	6.27%	Ping An Insurance (Group) Co. of China, Ltd. - H	6.03%
South Korea	6.11%	Julius Baer Group Ltd.	5.57%
Switzerland	5.71%	Amazon.com, Inc.	5.04%
Singapore	4.89%	Wells Fargo & Co.	4.93%
Canada	4.07%	DBS Group Holdings Ltd.	4.77%
Netherlands	4.00%	Berkshire Hathaway Inc., Class B	4.40%
Hong Kong	3.03%	Samsung Electronics Co., Ltd.	4.02%
Germany	2.13%	Hollysys Automation Technologies Ltd.	3.99%
South Africa	1.28%
Bermuda	1.26%
United Kingdom	0.23%
	100.00%

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT INTERNATIONAL ETF	April 30, 2023 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 04/30/23 Net Assets)		(% of 04/30/23 Stock Holdings)

				MSCI
				ACWI®
			Fund	EX USA
Common Stock (Foreign)	92.91%	Banks	19.41%	12.10%
Common Stock (U.S.)	4.82%	Consumer Discretionary Distribution & Retail	17.79%	2.58%
Short-Term Investments	1.88%	Information Technology	13.69%	10.72%
Other Assets & Liabilities	0.39%	Insurance	11.72%	4.76%
	100.00%	Capital Goods	8.32%	8.75%
		Consumer Services	7.95%	2.09%
		Financial Services	6.38%	3.75%
		Materials	5.37%	8.12%
		Media & Entertainment	5.11%	2.83%
		Consumer Durables & Apparel	4.26%	3.68%
		Health Care	–	9.91%
		Energy	–	5.74%
		Other	–	24.97%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 04/30/23 Stock Holdings)		(% of Fund’s 04/30/23 Net Assets)

China	27.26%	Ping An Insurance (Group) Co. Of China, Ltd. - H	7.06%
South Korea	12.43%	Danske Bank A/S	6.01%
Denmark	6.15%	DBS Group Holdings Ltd.	5.72%
Singapore	5.86%	Julius Baer Group Ltd.	5.41%
Switzerland	5.53%	Teck Resources Ltd., Class B	5.25%
Canada	5.37%	Samsung Electronics Co., Ltd.	4.85%
United States	4.93%	Ferguson plc	4.82%
Netherlands	4.83%	Prosus N.V., Class N	4.72%
South Africa	4.77%	Naspers Ltd. - N	4.66%
Hong Kong	4.49%	Meituan, Class B	4.62%
Japan	4.37%
Bermuda	3.87%
France	3.39%
Norway	3.26%
Germany	3.22%
United Kingdom	0.27%
	100.00%

DAVIS FUNDAMENTAL ETF TRUST	Expense Example (Unaudited)

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each Fund is for the six-month period ended April 30, 2023.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares or annual fees to financial intermediaries. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or annual fees were included, your costs would be higher. For additional information visit the Funds’ website at www.davisetfs.com.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(11/01/22)	(04/30/23)	(11/01/22-04/30/23)
Davis Select U.S. Equity ETF
(annualized expense ratio 0.61%**)
Actual	$1,000.00	$1,126.69	$3.22
Hypothetical	$1,000.00	$1,021.77	$3.06
Davis Select Financial ETF
(annualized expense ratio 0.64%**)
Actual	$1,000.00	$1,006.45	$3.18
Hypothetical	$1,000.00	$1,021.62	$3.21
Davis Select Worldwide ETF
(annualized expense ratio 0.63%**)
Actual	$1,000.00	$1,240.79	$3.50
Hypothetical	$1,000.00	$1,021.67	$3.16
Davis Select International ETF
(annualized expense ratio 0.66%**)
Actual	$1,000.00	$1,272.90	$3.72
Hypothetical	$1,000.00	$1,021.52	$3.31

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Fund’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF	April 30, 2023 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (96.39%)
COMMUNICATION SERVICES – (14.60%)
Media & Entertainment – (14.60%)
Alphabet Inc., Class C *	124,902	$13,516,895
Meta Platforms, Inc., Class A *	147,688	35,492,380
	Total Communication Services	49,009,275
CONSUMER DISCRETIONARY – (9.43%)
Consumer Discretionary Distribution & Retail – (9.43%)
Amazon.com, Inc. *	222,503	23,462,941
JD.com, Inc., Class A, ADR (China)	129,245	4,616,632
Naspers Ltd. - N (South Africa)	7,452	1,328,548
Prosus N.V., Class N (Netherlands)	30,142	2,254,199
	Total Consumer Discretionary	31,662,320
FINANCIALS – (48.98%)
Banks – (18.90%)
Bank of America Corp.	178,398	5,223,493
Danske Bank A/S (Denmark)*	245,963	5,183,240
DBS Group Holdings Ltd. (Singapore)	495,091	12,177,380
JPMorgan Chase & Co.	73,120	10,108,109
U.S. Bancorp	333,361	11,427,615
Wells Fargo & Co.	486,088	19,321,998
		63,441,835
Financial Services – (22.82%)
Capital Markets – (2.85%)
Bank of New York Mellon Corp.	224,832	9,575,595
Consumer Finance – (9.42%)
American Express Co.	31,470	5,077,370
Capital One Financial Corp.	272,854	26,548,694
		31,626,064
Financial Services – (10.55%)
Berkshire Hathaway Inc., Class B *	107,836	35,429,518
		76,631,177
Insurance – (7.26%)
Life & Health Insurance – (3.25%)
AIA Group Ltd. (Hong Kong)	322,620	3,491,438
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,027,590	7,422,542
		10,913,980
Property & Casualty Insurance – (4.01%)
Markel Corp. *	9,843	13,470,440
		24,384,420
	Total Financials	164,457,432
HEALTH CARE – (10.00%)
Health Care Equipment & Services – (6.08%)
Cigna Group	51,711	13,097,879
Quest Diagnostics Inc.	52,728	7,319,174
		20,417,053
Pharmaceuticals, Biotechnology & Life Sciences – (3.92%)
Viatris Inc.	1,411,190	13,166,402
	Total Health Care	33,583,455

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments - (Continued)
DAVIS SELECT U.S. EQUITY ETF	April 30, 2023 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (3.33%)
Capital Goods – (3.33%)
	Owens Corning	104,588	$11,171,044
		Total Industrials	11,171,044
INFORMATION TECHNOLOGY – (7.53%)
Semiconductors & Semiconductor Equipment – (5.26%)
	Applied Materials, Inc.	90,099	10,183,890
	Intel Corp.	240,512	7,470,303
			17,654,193
Technology Hardware & Equipment – (2.27%)
	Samsung Electronics Co., Ltd. (South Korea)	156,212	7,644,864
		Total Information Technology	25,299,057
MATERIALS – (2.52%)
	Teck Resources Ltd., Class B (Canada)	181,305	8,448,813
		Total Materials	8,448,813
	TOTAL COMMON STOCK – (Identified cost $263,197,416)		323,631,396
SHORT-TERM INVESTMENTS – (3.64%)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 4.80%, 05/01/23, dated 04/28/23, repurchase value of $3,365,346 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-5.00%, 03/20/46-08/01/52, total market value $3,431,280)	$3,364,000	3,364,000
	StoneX Financial Inc. Joint Repurchase Agreement, 4.80%, 05/01/23, dated 04/28/23, repurchase value of $8,845,537 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 04/30/23-05/01/53, total market value $9,018,840)	8,842,000	8,842,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $12,206,000)		12,206,000
	Total Investments – (100.03%) – (Identified cost $275,403,416)		335,837,396
	Liabilities Less Other Assets – (0.03%)		(91,829)
		Net Assets – (100.00%)	$335,745,567

ADR: American Depositary Receipt

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF	April 30, 2023 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.50%)
CONSUMER DISCRETIONARY – (1.40%)
Consumer Discretionary Distribution & Retail – (1.40%)
Prosus N.V., Class N (Netherlands)	30,042	$2,246,720
	Total Consumer Discretionary	2,246,720
FINANCIALS – (97.10%)
Banks – (43.27%)
Bank of America Corp.	195,723	5,730,769
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	121,031	3,114,128
Danske Bank A/S (Denmark)*	305,198	6,431,514
DBS Group Holdings Ltd. (Singapore)	315,086	7,749,932
DNB Bank ASA (Norway)	199,298	3,500,836
Fifth Third Bancorp	272,384	7,136,461
JPMorgan Chase & Co.	65,570	9,064,397
M&T Bank Corp.	20,545	2,584,561
Metro Bank Holdings PLC (United Kingdom)*	271,890	348,532
PNC Financial Services Group, Inc.	46,353	6,037,478
Truist Financial Corp.	66,014	2,150,736
U.S. Bancorp	221,574	7,595,557
Wells Fargo & Co.	203,583	8,092,424
		69,537,325
Financial Services – (35.95%)
Capital Markets – (14.83%)
Bank of New York Mellon Corp.	183,701	7,823,826
Charles Schwab Corp.	37,880	1,978,851
Julius Baer Group Ltd. (Switzerland)	157,255	11,210,257
State Street Corp.	39,028	2,820,163
		23,833,097
Consumer Finance – (11.37%)
American Express Co.	41,193	6,646,079
Capital One Financial Corp.	119,537	11,630,950
		18,277,029
Financial Services – (9.75%)
Berkshire Hathaway Inc., Class B *	36,966	12,145,179
Rocket Companies, Inc., Class A *	396,194	3,530,089
		15,675,268
		57,785,394
Insurance – (17.88%)
Life & Health Insurance – (1.37%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	304,000	2,195,869
Property & Casualty Insurance – (15.07%)
Chubb Ltd.	45,278	9,126,234
Loews Corp.	90,876	5,231,731
Markel Corp. *	7,207	9,862,996
		24,220,961

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments - (Continued)
DAVIS SELECT FINANCIAL ETF	April 30, 2023 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (1.44%)
	Everest Re Group, Ltd.	6,146	$2,323,188
			28,740,018
		Total Financials	156,062,737
	TOTAL COMMON STOCK – (Identified cost $151,571,681)		158,309,457
SHORT-TERM INVESTMENTS – (1.16%)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 4.80%, 05/01/23, dated 04/28/23, repurchase value of $513,205 (collateralized by: U.S. Government agency mortgage and obligation in a pooled cash account, 0.00%-2.66%, 01/01/43-08/15/50, total market value $523,260)	$513,000	513,000
	StoneX Financial Inc. Joint Repurchase Agreement, 4.80%, 05/01/23, dated 04/28/23, repurchase value of $1,349,540 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 04/30/23-05/01/53, total market value $1,375,980)	1,349,000	1,349,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,862,000)		1,862,000
	Total Investments – (99.66%) – (Identified cost $153,433,681)		160,171,457
	Other Assets Less Liabilities – (0.34%)		541,794
		Net Assets – (100.00%)	$160,713,251

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF	April 30, 2023 (Unaudited)

	Shares	Value (Note 1)
Common Stock – (97.54%)
COMMUNICATION SERVICES – (14.69%)
Media & Entertainment – (14.69%)
Alphabet Inc., Class C *	52,679	$5,700,921
IAC Inc. *	27,067	1,401,259
iQIYI, Inc., Class A, ADR (China)*	210,138	1,281,842
Liberty Media Corp., Liberty Formula One, Series A *	57,835	3,746,551
Liberty Media Corp., Liberty Formula One, Series C *	35,864	2,589,022
Meta Platforms, Inc., Class A *	92,171	22,150,535
	Total Communication Services	36,870,130
CONSUMER DISCRETIONARY – (20.15%)
Consumer Discretionary Distribution & Retail – (13.95%)
Amazon.com, Inc. *	119,979	12,651,786
Coupang, Inc., Class A (South Korea)*	126,312	2,116,989
JD.com, Inc., Class A, ADR (China)	205,242	7,331,244
Naspers Ltd. - N (South Africa)	17,638	3,144,515
Prosus N.V., Class N (Netherlands)	130,795	9,781,633
		35,026,167
Consumer Durables & Apparel – (1.10%)
Fila Holdings Corp. (South Korea)	100,761	2,759,183
Consumer Services – (5.10%)
Delivery Hero SE (Germany)*	131,111	5,219,747
Meituan, Class B (China)*	447,240	7,577,780
		12,797,527
	Total Consumer Discretionary	50,582,877
CONSUMER STAPLES – (0.96%)
Food, Beverage & Tobacco – (0.96%)
Darling Ingredients Inc. *	40,441	2,409,070
	Total Consumer Staples	2,409,070
FINANCIALS – (40.01%)
Banks – (17.26%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	119,459	3,073,680
Danske Bank A/S (Denmark)*	728,095	15,343,328
DBS Group Holdings Ltd. (Singapore)	486,336	11,962,040
Metro Bank Holdings PLC (United Kingdom)*	440,379	564,515
Wells Fargo & Co.	311,545	12,383,914
		43,327,477
Financial Services – (13.77%)
Capital Markets – (6.16%)
Julius Baer Group Ltd. (Switzerland)	196,169	13,984,325
Noah Holdings Ltd., Class A, ADS (China)*	92,335	1,464,433
		15,448,758
Consumer Finance – (3.21%)
Capital One Financial Corp.	82,801	8,056,537
Financial Services – (4.40%)
Berkshire Hathaway Inc., Class B *	33,618	11,045,194
		34,550,489

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments - (Continued)
DAVIS SELECT WORLDWIDE ETF	April 30, 2023 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (8.98%)
Life & Health Insurance – (8.98%)
AIA Group Ltd. (Hong Kong)	685,490	$7,418,468
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	2,094,275	15,127,476
		22,545,944
	Total Financials	100,423,910
HEALTH CARE – (4.37%)
Health Care Equipment & Services – (1.84%)
Cigna Group	18,276	4,629,128
Pharmaceuticals, Biotechnology & Life Sciences – (2.53%)
Viatris Inc.	679,707	6,341,666
	Total Health Care	10,970,794
INDUSTRIALS – (1.50%)
Capital Goods – (1.50%)
Owens Corning	35,214	3,761,207
	Total Industrials	3,761,207
INFORMATION TECHNOLOGY – (11.89%)
Semiconductors & Semiconductor Equipment – (3.41%)
Applied Materials, Inc.	41,413	4,680,912
Intel Corp.	124,936	3,880,512
		8,561,424
Software & Services – (0.47%)
Clear Secure, Inc., Class A	48,681	1,177,593
Technology Hardware & Equipment – (8.01%)
Hollysys Automation Technologies Ltd. (China)	626,421	9,997,679
Samsung Electronics Co., Ltd. (South Korea)	206,278	10,095,046
		20,092,725
	Total Information Technology	29,831,742
MATERIALS – (3.97%)
Teck Resources Ltd., Class B (Canada)	213,808	9,963,453
	Total Materials	9,963,453
TOTAL COMMON STOCK – (Identified cost $230,829,906)		244,813,183
SHORT-TERM INVESTMENTS – (2.41%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.80%, 05/01/23, dated 04/28/23, repurchase value of $1,666,666 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 1.41%, 03/01/31, total market value $1,699,320)	$1,666,000	1,666,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.80%, 05/01/23, dated 04/28/23, repurchase value of $4,379,751 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 04/30/23-05/01/53, total market value $4,465,560)	4,378,000	4,378,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $6,044,000)		6,044,000

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments - (Continued)
DAVIS SELECT WORLDWIDE ETF	April 30, 2023 (Unaudited)

	Total Investments – (99.95%) – (Identified cost $236,873,906)	$250,857,183
	Other Assets Less Liabilities – (0.05%)	130,318
	Net Assets – (100.00%)	$250,987,501

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF	April 30, 2023 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (97.73%)
COMMUNICATION SERVICES – (4.99%)
Media & Entertainment – (4.99%)
Baidu, Inc., Class A, ADR (China)*	55,011	$6,634,877
iQIYI, Inc., Class A, ADR (China)*	224,424	1,368,986
	Total Communication Services	8,003,863
CONSUMER DISCRETIONARY – (29.32%)
Consumer Discretionary Distribution & Retail – (17.39%)
Alibaba Group Holding Ltd., ADR (China)*	29,788	2,522,746
Coupang, Inc., Class A (South Korea)*	299,536	5,020,224
JD.com, Inc., Class A, ADR (China)	148,099	5,290,096
Naspers Ltd. - N (South Africa)	41,883	7,466,931
Prosus N.V., Class N (Netherlands)	101,230	7,570,585
		27,870,582
Consumer Durables & Apparel – (4.16%)
Fila Holdings Corp. (South Korea)	243,559	6,669,484
Consumer Services – (7.77%)
Delivery Hero SE (Germany)*	126,767	5,046,805
Meituan, Class B (China)*	437,370	7,410,548
		12,457,353
	Total Consumer Discretionary	46,997,419
FINANCIALS – (36.66%)
Banks – (18.97%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	235,695	6,064,433
Danske Bank A/S (Denmark)*	457,013	9,630,749
DBS Group Holdings Ltd. (Singapore)	372,890	9,171,694
DNB Bank ASA (Norway)	290,648	5,105,475
Metro Bank Holdings PLC (United Kingdom)*	335,438	429,993
		30,402,344
Financial Services – (6.24%)
Capital Markets – (6.24%)
Julius Baer Group Ltd. (Switzerland)	121,534	8,663,810
Noah Holdings Ltd., Class A, ADS (China)*	84,059	1,333,176
		9,996,986
Insurance – (11.45%)
Life & Health Insurance – (11.45%)
AIA Group Ltd. (Hong Kong)	650,290	7,037,528
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,566,246	11,313,390
		18,350,918
	Total Financials	58,750,248
INDUSTRIALS – (8.13%)
Capital Goods – (8.13%)
Ferguson plc	54,929	7,728,137
Schneider Electric SE (France)	30,521	5,307,661
	Total Industrials	13,035,798
INFORMATION TECHNOLOGY – (13.38%)
Semiconductors & Semiconductor Equipment – (4.27%)
Tokyo Electron Ltd. (Japan)	60,150	6,840,796

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments - (Continued)
DAVIS SELECT INTERNATIONAL ETF	April 30, 2023 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Technology Hardware & Equipment – (9.11%)
	Hollysys Automation Technologies Ltd. (China)	427,551	$6,823,714
	Samsung Electronics Co., Ltd. (South Korea)	158,863	7,774,601
			14,598,315
		Total Information Technology	21,439,111
MATERIALS – (5.25%)
	Teck Resources Ltd., Class B (Canada)	180,489	8,410,787
		Total Materials	8,410,787
	TOTAL COMMON STOCK – (Identified cost $157,161,951)		156,637,226
SHORT-TERM INVESTMENTS – (1.88%)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 4.80%, 05/01/23, dated 04/28/23, repurchase value of $832,333 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 2.50%, 09/01/35, total market value $848,640)	$832,000	832,000
	StoneX Financial Inc. Joint Repurchase Agreement, 4.80%, 05/01/23, dated 04/28/23, repurchase value of $2,186,874 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 04/30/23-05/01/53, total market value $2,229,720)	2,186,000	2,186,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,018,000)		3,018,000
	Total Investments – (99.61%) – (Identified cost $160,179,951)		159,655,226
	Other Assets Less Liabilities – (0.39%)		625,033
		Net Assets – (100.00%)	$160,280,259

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Assets and Liabilities
At April 30, 2023 (Unaudited)

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$335,837,396	$160,171,457	$250,857,183	$159,655,226
Cash	929	513	480	868
Receivables:
Dividends and interest	312,351	678,648	476,120	877,581
Investment securities sold	2,772,740	–	–	–
Prepaid expenses	5,981	3,308	4,454	2,647
Total assets	338,929,397	160,853,926	251,338,237	160,536,322
LIABILITIES:
Payables:
Capital stock redeemed	2,945,159	–	–	–
Investment securities purchased	–	–	140,345	92,114
Accrued audit fees	9,761	9,761	9,761	9,761
Accrued accounting, custodian, and transfer agent fees	63,050	46,710	72,900	67,390
Accrued investment advisory fees	155,065	74,902	115,262	74,940
Other accrued expenses	10,795	9,302	12,468	11,858
Total liabilities	3,183,830	140,675	350,736	256,063
NET ASSETS	$335,745,567	$160,713,251	$250,987,501	$160,280,259
SHARES OUTSTANDING	11,400,000	6,050,000	9,250,000	8,750,000
NET ASSET VALUE, per share (Net assets ÷ Shares outstanding)	$29.45	$26.56	$27.13	$18.32
NET ASSETS CONSIST OF:
Paid-in capital	$266,246,590	$149,885,334	$258,791,031	$191,329,133
Distributable earnings (losses)	69,498,977	10,827,917	(7,803,530)	(31,048,874)
Net Assets	$335,745,567	$160,713,251	$250,987,501	$160,280,259
*Including:
Cost of investments	$275,403,416	$153,433,681	$236,873,906	$160,179,951

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Operations
For the six months ended April 30, 2023 (Unaudited)

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
INVESTMENT INCOME:
Income:
Dividends*	$2,886,297	$2,497,734	$2,156,195	$1,723,264
Interest	85,522	32,741	49,759	109,023
Total income	2,971,819	2,530,475	2,205,954	1,832,287
Expenses:
Investment advisory fees (Note 3)	898,210	473,857	657,637	410,388
Accounting, custodian, and transfer agent fees	46,997	35,261	53,919	49,324
Audit fees	9,761	9,761	9,761	9,761
Legal fees	8,782	4,391	6,362	4,209
Reports to shareholders	6,849	5,313	6,299	3,474
Trustees’ fees and expenses	13,672	8,214	10,326	6,657
Registration and filing fees	14	7	11	7
Miscellaneous	13,441	10,916	12,977	11,050
Total expenses	997,726	547,720	757,292	494,870
Net investment income	1,974,093	1,982,755	1,448,662	1,337,417
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions**	6,890,763	906,629	(2,198,347)	(9,752,133)
In-kind redemptions	1,105,944	2,184,606	2,987,312	1,033,788
Foreign currency transactions	68,491	1,792	(4,897)	43,984
Net realized gain (loss)	8,065,198	3,093,027	784,068	(8,674,361)
Net change in unrealized appreciation (depreciation)	28,357,821	(3,408,241)	47,306,281	36,004,186
Net realized and unrealized gain (loss) on investments and foreign currency transactions	36,423,019	(315,214)	48,090,349	27,329,825
Net increase in net assets resulting from operations	$38,397,112	$1,667,541	$49,539,011	$28,667,242
*Net of foreign taxes withheld of	$26,892	$126,887	$143,195	$218,316
**Net of foreign taxes of	–	–	–	59

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Changes in Net Assets
For the six months ended April 30, 2023 (Unaudited)

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
OPERATIONS:
Net investment income	$1,974,093	$1,982,755	$1,448,662	$1,337,417
Net realized gain (loss) from investments, in-kind redemptions, and foreign currency transactions	8,065,198	3,093,027	784,068	(8,674,361)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	28,357,821	(3,408,241)	47,306,281	36,004,186
Net increase in net assets resulting from operations	38,397,112	1,667,541	49,539,011	28,667,242
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(3,780,050)	(5,746,750)	(1,711,200)	(497,250)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,885,075	–	8,031,343	31,437,263
Cost of shares redeemed	(25,613,648)	(8,488,738)	(11,989,431)	(16,326,350)
Net increase (decrease) in net assets resulting from capital share transactions	(17,728,573)	(8,488,738)	(3,958,088)	15,110,913
Total increase (decrease) in net assets	16,888,489	(12,567,947)	43,869,723	43,280,905
NET ASSETS:
Beginning of period	318,857,078	173,281,198	207,117,778	116,999,354
End of period	$335,745,567	$160,713,251	$250,987,501	$160,280,259
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	12,050,000	6,350,000	9,400,000	8,100,000
Shares sold	300,000	–	300,000	1,650,000
Shares redeemed	(950,000)	(300,000)	(450,000)	(1,000,000)
Shares outstanding, end of period	11,400,000	6,050,000	9,250,000	8,750,000

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Changes in Net Assets
For the year ended October 31, 2022

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
OPERATIONS:
Net investment income	$3,474,129	$3,392,672	$3,138,496	$2,412,452
Net realized gain from investments, in-kind redemptions, and foreign currency transactions	7,953,340	19,644,172	3,777,607	26,148,287
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(103,370,998)	(49,823,777)	(102,898,096)	(80,721,507)
Net decrease in net assets resulting from operations	(91,943,529)	(26,786,933)	(95,981,993)	(52,160,768)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(4,358,400)	(4,857,450)	(3,744,800)	(5,087,400)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	36,932,165	19,169,363	9,974,597	9,502,774
Cost of shares redeemed	(17,576,289)	(43,257,005)	(87,988,474)	(93,964,180)
Net increase (decrease) in net assets resulting from capital share transactions	19,355,876	(24,087,642)	(78,013,877)	(84,461,406)
Total decrease in net assets	(76,946,053)	(55,732,025)	(177,740,670)	(141,709,574)
NET ASSETS:
Beginning of year	395,803,131	229,013,223	384,858,448	258,708,928
End of year	$318,857,078	$173,281,198	$207,117,778	$116,999,354
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	11,300,000	7,150,000	12,400,000	12,600,000
Shares sold	1,250,000	600,000	400,000	550,000
Shares redeemed	(500,000)	(1,400,000)	(3,400,000)	(5,050,000)
Shares outstanding, end of year	12,050,000	6,350,000	9,400,000	8,100,000

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements
April 30, 2023 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis Fundamental ETF Trust (the “Trust”) was organized on March 18, 2016 as a Delaware business trust and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Trust follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Trust consists of four series of funds: Davis Select U.S. Equity ETF, Davis Select Financial ETF, Davis Select Worldwide ETF, and Davis Select International ETF (individually referred to as a “Fund” or collectively as the “Funds”). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies. Davis Select U.S. Equity ETF and Davis Select Financial ETF are non-diversified and Davis Select Worldwide ETF and Davis Select International ETF are diversified under the 1940 Act. Each Fund is an actively managed exchange-traded fund (“ETF”).

Davis Select U.S. Equity ETF seeks to achieve long-term capital growth and capital preservation. It invests primarily in common stocks of large companies (generally, companies with market capitalizations of $10 billion or more at the time of initial purchase).

Davis Select Financial ETF seeks to achieve long-term growth of capital. It invests at least 80% of the Fund’s net assets in securities issued by companies principally engaged in the financial services sector.

Davis Select Worldwide ETF seeks to achieve long-term growth of capital. It invests principally in common stocks issued by both United States and foreign companies, including countries with developed or emerging markets.

Davis Select International ETF seeks to achieve long-term growth of capital. It invests principally in common stocks issued by foreign companies, including countries with developed or emerging markets.

Because of the risk inherent in any investment program, the Trust cannot ensure that the investment objective of its series will be achieved. The Funds account separately for the assets, liabilities, and operations of each Fund. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The Funds’ Board of Trustees has designated Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements - (Continued)
April 30, 2023 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

The following is a summary of the inputs used as of April 30, 2023 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$49,009,275	$–	$36,870,130	$8,003,863
Consumer Discretionary	31,662,320	2,246,720	50,582,877	46,997,419
Consumer Staples	–	–	2,409,070	–
Financials	164,457,432	156,062,737	100,423,910	58,750,248
Health Care	33,583,455	–	10,970,794	–
Industrials	11,171,044	–	3,761,207	13,035,798
Information Technology	25,299,057	–	29,831,742	21,439,111
Materials	8,448,813	–	9,963,453	8,410,787
Total Level 1	323,631,396	158,309,457	244,813,183	156,637,226
Level 2 – Other Significant Observable Inputs:
Short-Term Investments	12,206,000	1,862,000	6,044,000	3,018,000
Total Level 2	12,206,000	1,862,000	6,044,000	3,018,000
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–	–
Total Investments	$335,837,396	$160,171,457	$250,857,183	$159,655,226

Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements - (Continued)
April 30, 2023 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to USD. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Funds.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the USD equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of April 30, 2023, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2019.

Capital losses will be carried forward to future years if not offset by gains. At October 31, 2022, the Funds had available for federal income tax purposes unused capital loss carryforwards with no expiration as follows:

	Capital Loss Carryforwards
	Davis Select	Davis Select
	Worldwide ETF	International ETF
Character
Short-term	$17,215,909	$18,284,214
Long-term	5,410,530	3,585,070
Total	$22,626,439	$21,869,284

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains, and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.

At April 30, 2023, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Cost	$275,655,991	$153,925,771	$237,898,927	$161,093,192
Unrealized appreciation	$80,224,262	$23,687,631	$38,664,335	$19,473,599
Unrealized depreciation	(20,042,857)	(17,441,945)	(25,706,079)	(20,911,565)
Net unrealized appreciation (depreciation)	$60,181,405	$6,245,686	$12,958,256	$(1,437,966)

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements - (Continued)
April 30, 2023 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, foreign currency transactions, corporate actions, in-kind transactions, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) during the six months ended April 30, 2023 were as follows:

	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Cost of purchases	$15,025,999	$7,572,619	$22,792,898	$25,883,684
Proceeds from sales	32,332,803	12,037,808	25,474,379	17,596,904

The cost of in-kind purchases and proceeds from in-kind redemptions of investment securities during the six months ended April 30, 2023 were as follows:

	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Cost of in-kind purchases	$2,460,509	$–	$4,177,813	$12,881,950
Proceeds from in-kind redemptions	2,683,994	7,970,042	10,575,570	3,186,391

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements - (Continued)
April 30, 2023 (Unaudited)

NOTE 3 - INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

All officers of the Funds (including the Interested Trustee/Chairman) hold positions as executive officers with the Adviser or its affiliates.

As of April 30, 2023, related shareholders held greater than 20% of outstanding shares of the following Funds:

Davis Select	Davis Select	Davis Select	Davis Select
U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
29%	35%	21%	44%

Investment activities of this shareholder could have a material impact on the Funds.

Investment Advisory Fees and Reimbursement/Waiver of Expenses - Advisory fees are paid monthly to the Adviser. The annual rate for each Fund is 0.55% of the average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Funds’ expenses to the extent necessary to cap total annual fund operating expenses (Davis Select U.S. Equity ETF, 0.65%; Davis Select Financial ETF, 0.65%; Davis Select Worldwide ETF, 0.65%; Davis Select International ETF, 0.75%), until March 1, 2024. After that date, there is no assurance that the Adviser will continue to waive fees and/or reimburse expenses. The agreement cannot be terminated prior to that date, without the consent of the Board of Trustees. The Adviser may not recoup any of the operating expenses it has reimbursed to the Funds.

Accounting, Custodian, and Transfer Agent Fees - State Street Bank and Trust Company serves as the Funds’ primary accounting provider, custodian, and transfer agent.

Distributor - Foreside Fund Services, LLC (“Distributor”) serves as the Funds’ distributor. The Funds pay no fees directly to the Distributor.

NOTE 4 - CAPITAL STOCK

As of April 30, 2023, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund are listed on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer. The price of Fund shares is based on the market price, and because ETF shares trade at a market price rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

The Funds will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to broker-dealers that have entered into a participation agreement with the Distributor (“Authorized Participants”). The Funds generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) the Fund specifies each day. Authorized Participants purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

DAVIS FUNDAMENTAL ETF TRUST

The following financial information represents selected data for each share of capital stock outstanding throughout each period:
		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Select U.S. Equity ETF:
Six months ended April 30, 2023[e]	$26.46	$0.17	$3.15	$3.32
Year ended October 31, 2022	$35.03	$0.31	$(8.50)	$(8.19)
Year ended October 31, 2021	$25.29	$0.17	$9.72	$9.89
Year ended October 31, 2020	$24.59	$0.15	$0.84	$0.99
Year ended October 31, 2019	$22.78	$0.18	$2.18	$2.36
Year ended October 31, 2018	$22.56	$0.20	$0.18	$0.38
Davis Select Financial ETF:
Six months ended April 30, 2023[e]	$27.29	$0.32	$(0.14)	$0.18
Year ended October 31, 2022	$32.03	$0.51	$(4.56)	$(4.05)
Year ended October 31, 2021	$19.31	$0.39	$12.68	$13.07
Year ended October 31, 2020	$24.34	$0.35	$(4.74)	$(4.39)
Year ended October 31, 2019	$23.01	$0.36	$1.61	$1.97
Year ended October 31, 2018	$23.22	$0.29	$(0.23)	$0.06
Davis Select Worldwide ETF:
Six months ended April 30, 2023[e]	$22.03	$0.16	$5.13	$5.29
Year ended October 31, 2022	$31.04	$0.28	$(8.99)	$(8.71)
Year ended October 31, 2021	$26.32	$0.17	$4.63	$4.80
Year ended October 31, 2020	$23.58	$0.07	$3.24	$3.31
Year ended October 31, 2019	$22.53	$0.14	$1.71	$1.85
Year ended October 31, 2018	$25.10	$0.18	$(2.70)	$(2.52)
Davis Select International ETF:
Six months ended April 30, 2023[e]	$14.44	$0.16	$3.79	$3.95
Year ended October 31, 2022	$20.53	$0.26	$(5.93)	$(5.67)
Year ended October 31, 2021	$20.62	$0.24	$(0.27)	$(0.03)
Year ended October 31, 2020	$17.93	$0.05	$3.13	$3.18
Year ended October 31, 2019	$16.32	$0.19	$1.48	$1.67
Period from March 1, 2018[h] to October 31, 2018	$19.74	$0.13	$(3.55)	$(3.42)

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and sale at the market price calculated on the last business day of the fiscal period. Market price is determined by trading that occurs on the Cboe Global Markets, Inc., and may be greater or less than net asset value, depending on the 4:00 P.M. EST official closing price of the Fund. Until December 2020, market price was determined using the midpoint of the bid-ask prices. Total returns are not annualized for periods of less than one year.

[c]	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

Financial Highlights

Dividends and Distributions								Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return Net Asset Value[b]	Market Price, End of Period	Total Return Market Price[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.32)	$(0.01)	$(0.33)	$29.45	12.67%	$29.43	12.47%	$335,746	0.61%[f]	0.61%[f]	1.21%[f]	5%
$(0.18)	$(0.20)	$(0.38)	$26.46	(23.61)%	$26.49	(23.54)%	$318,857	0.61%	0.61%	0.99%	12%
$(0.15)	$–	$(0.15)	$35.03	39.19%	$35.03	39.41%	$395,803	0.61%	0.61%	0.51%	24%
$(0.29)	$–	$(0.29)	$25.29	4.02%	$25.29	4.00%	$268,119	0.62%	0.62%	0.62%	16%
$(0.15)	$(0.40)	$(0.55)	$24.59	10.94%	$24.59	10.82%	$206,541	0.63%	0.63%	0.78%	12%
$(0.08)	$(0.08)	$(0.16)	$22.78	1.66%	$22.81	1.48%	$131,014	0.65%	0.63%	0.83%	28%

$(0.59)	$(0.32)	$(0.91)	$26.56	0.65%	$26.56	0.53%	$160,713	0.64%[f]	0.64%[f]	2.30%[f]	4%
$(0.40)	$(0.29)	$(0.69)	$27.29	(12.89)%	$27.32	(12.91)%	$173,281	0.63%	0.63%	1.77%	7%
$(0.35)	$–	$(0.35)	$32.03	68.35%	$32.07	68.71%	$229,013	0.62%	0.62%	1.40%	10%
$(0.36)	$(0.28)	$(0.64)	$19.31	(18.70)%	$19.32	(18.68)%	$125,496	0.64%	0.64%	1.66%	20%
$(0.27)	$(0.37)	$(0.64)	$24.34	9.15%	$24.36	9.13%	$144,852	0.64%	0.64%	1.59%	15%
$(0.10)	$(0.17)	$(0.27)	$23.01	0.18%	$23.02	(0.00)%[g]	$150,692	0.64%	0.64%	1.22%	20%

$(0.19)	$–	$(0.19)	$27.13	24.08%	$27.13	23.91%	$250,988	0.63%[f]	0.63%[f]	1.21%[f]	10%
$(0.30)	$–	$(0.30)	$22.03	(28.27)%	$22.06	(28.03)%	$207,118	0.63%	0.63%	1.06%	17%
$(0.08)	$–	$(0.08)	$31.04	18.22%	$30.97	18.00%	$384,858	0.62%	0.62%	0.53%	32%
$(0.57)	$–	$(0.57)	$26.32	14.14%	$26.34	14.14%	$284,254	0.63%	0.63%	0.29%	28%
$(0.13)	$(0.67)	$(0.80)	$23.58	8.99%	$23.60	8.97%	$225,199	0.63%	0.63%	0.63%	17%
$(0.02)	$(0.03)	$(0.05)	$22.53	(10.08)%	$22.55	(10.30)%	$220,779	0.64%	0.64%	0.68%	36%

$(0.07)	$–	$(0.07)	$18.32	27.29%	$18.37	27.78%	$160,280	0.66%[f]	0.66%[f]	1.79%[f]	12%
$(0.42)	$–	$(0.42)	$14.44	(28.12)%	$14.43	(28.00)%	$116,999	0.66%	0.66%	1.45%	14%
$(0.06)	$–	$(0.06)	$20.53	(0.16)%	$20.48	(0.41)%	$258,709	0.64%	0.64%	1.05%	11%
$(0.49)	$–	$(0.49)	$20.62	17.94%	$20.66	17.86%	$236,133	0.65%	0.65%	0.28%	34%
$(0.06)	$–	$(0.06)	$17.93	10.37%	$17.98	10.50%	$133,609	0.68%	0.68%	1.09%	19%
$–	$–	$–	$16.32	(17.36)%	$16.34	(17.27)%	$60,371	0.85%[f]	0.75%[f]	1.05%[f]	17%

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the average of the market value of portfolio securities owned during the period. Securities received or delivered from in-kind purchases or redemptions are excluded from the calculation.

[e]	Unaudited.

[f]	Annualized.

[g]	Down less than 0.005%.

[h]	Commencement of investment operations is the date the initial creation units were established.

DAVIS FUNDAMENTAL ETF TRUST	Trustees and Officers

For the purpose of their service as Trustees to the Davis Fundamental ETF Trust, the business address for each of the Trustees is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756.Each Trustee serves until retirement, resignation, death, or removal.

Name, Date of Birth, Position(s) Held with Funds, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees

Ralph J. Egizi (03/31/48) Trustee since 2016	President, EGZ International, LLC (investment and financial consulting company); Director, Benefits Finance and Investments, Eastman Chemical Company (manufacturer of chemicals, fibers, and plastics), from 1999 to 2013.	4	None

Thomas D. Tays (03/07/57) Trustee since 2016	Retired. Chief Legal Officer, Davis Selected Advisers, L.P. from 1997 to 2013.	4	Director, Davis Funds SICAV.

Interested Trustee*

Kenneth C. Eich (08/14/53) Trustee/Chairman since 2016	Chief Operating Officer, Davis Selected Advisers, L.P.	4	None

* Kenneth C. Eich owns partnership units (directly, indirectly, or both) of the Adviser and is considered to be an “interested person” of the Funds as defined in the 1940 Act.

Officers

Lisa J. Cohen (born 04/25/89, Officer of Davis Fundamental ETF Trust since 2021). Vice President and Secretary of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Christopher C. Davis (born 07/13/65, Officer of Davis Fundamental ETF Trust since 2016). President of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Director, Davis Funds, Selected Funds, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.
Kenneth C. Eich (born 08/14/53, Officer of Davis Fundamental ETF Trust since 2016). Executive Vice President and Principal Executive Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.
Douglas A. Haines (born 03/04/71, Officer of Davis Fundamental ETF Trust since 2016). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.
Michaela McLoughry (born 03/21/81, Officer of Davis Fundamental ETF Trust since 2023). Vice President and Chief Compliance Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.
Jeffrey M. Pittman (born 03/03/72, Officer of Davis Fundamental ETF Trust since 2021). Assistant Secretary of the Davis Fundamental ETF Trust (consisting of four portfolios); Assistant Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS FUNDAMENTAL ETF TRUST

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101

Accounting Agent, Custodian, and Transfer Agent
State Street Bank and Trust Co.
One Congress Street, Suite 1
Boston, Massachusetts 02114

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
4200 Wells Fargo Center
90 South 7th Street
Minneapolis, MN 55402

For more information about Davis Fundamental ETF Trust, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Trustees and is available without charge, upon request, by calling 1-800-279-0279 and on the Funds’ website at www.davisetfs.com. Fact Sheets are available on the Funds’ website at www.davisetfs.com.

ITEM 2. CODE OF ETHICS

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s Board of Trustees has determined that independent trustee Thomas D. Tays qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR.

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13. EXHIBITS

(a)(1)	Not Applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS FUNDAMENTAL ETF TRUST

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: June 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: June 27, 2023

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: June 27, 2023